UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Westchester Capital Management, Inc.
Address: 801 N. 96th Street, Omaha, NE 68114

Form 13F File Number: 28-12425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cindy L Christensen
Title: Executive VP & COO
Phone: (402) 392-2418

Signature, Place, and Date of Signing:

/s/ Cindy L Christensen                Omaha, NE                 May 04, 2012
-----------------------                ---------              -----------------
     [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           69

Form 13F Information Table Value Total:                     $144,269
                                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           TITLE                      SHRS OR     VALUE  INVESTMENT     VOTING AUTORITY
             NAME OF ISSUER                OF CLASS         CUSIP     PRN AMT   (x$1000) DISCRETION   SOLE  SHARED   NONE
3M Company                                 common stock   88579Y101    55260        4930      Y        X
AT&T                                       common stock   00206R102     2586          81      Y        X
American Electric Power                    common stock   025537101      628          24      Y        X
American Express Company                   common stock   025816109      820          47      Y        X
Amgen, Inc.                                common stock   031162100    77954        5299      Y        X
Anheuser-Busch Inbev                       common stock   03524A108      282          21      Y        X
Apache Corporation                         common stock   037411105      200          20      Y        X
Aqua America, Inc.                         common stock   03836W103     3302          74      Y        X
Avon Products                              common stock   054303102   134800        2610      Y        X
BP PLC ADR                                 common stock   055622104   117450        5285      Y        X
Becton Dickinson & Company                 common stock   075887109    64265        4990      Y        X
Berkshire Hathaway Class B                 common stock   084670702    55901        4536      Y        X
Boeing Company                             common stock   097023105    67413        5014      Y        X
Bristol-Myers Squibb Company               common stock   110122108   196871        6644      Y        X
CVS Caremark Corporation                   common stock   126650100   145199        6505      Y        X
Caterpillar, Inc.                          common stock   149123101    79465        8465      Y        X
Chevron Corporation                        common stock   166764100     1352         145      Y        X
Cisco Systems, Inc.                        common stock   17275R102   273250        5779      Y        X
Coca Cola Company                          common stock   191216100     1577         117      Y        X
Colgate Palmolive                          common stock   194162103      600          59      Y        X
ConocoPhillips                             common stock   20825C104      622          47      Y        X
Devon Energy Corporation                   common stock   25179M103    63756        4534      Y        X
Diageo PLC-Sponsored ADR                   common stock   25243Q205       89           9      Y        X
Direxion Daily ETF                         common stock   25459W144      350           7      Y        X
Dorel Industries Class B                   common stock   25822C205     1220          34      Y        X
DuPont de Nemours and Company              common stock   263534109    97450        5155      Y        X
Duke Energy Corporation                    common stock   26441C105     2000          42      Y        X
EMC Corporation                            common stock   268648102      900          27      Y        X
Exxon Mobil Corporation                    common stock   30231G102     1156         100      Y        X
General Electric Company                   common stock   369604103   175079        3514      Y        X
General Mills                              common stock   370334104     1200          47      Y        X
Google, Inc. Class A                       common stock   38259P508       46          29      Y        X
Groupe CGI, Inc. Class A                   common stock   39945C109      968          22      Y        X
H. J. Heinz Company                        common stock   423074103      187          10      Y        X
Honda Motor Company                        common stock   438128308   132193        5080      Y        X
Intel Corporation                          common stock   458140100   233150        6555      Y        X
Ishares Silver Trust                       common stock   46428Q109      750          24      Y        X
Johnson & Johnson                          common stock   478160104    72689        4795      Y        X
Kimberly-Clark Corporation                 common stock   494368103    73908        5461      Y        X
Level 3 Communications                     common stock   52729N100      260           7      Y        X
MFA Financial, Inc. REIT                   common stock   55272X102     1200           9      Y        X
McDonald's Corporation                     common stock   580135101    43701        4287      Y        X
Merck                                      common stock   58933Y105      976          37      Y        X
Microsoft Corporation                      common stock   594918104   219268        7072      Y        X
National Fuel Gas                          common stock   636180101      800          38      Y        X
Nuveen Insured Muni Opportunity Fund       common stock   670984103     1000          15      Y        X
Nuveen Performance Plus Muni Fund          common stock   67062P108     2970          46      Y        X
Nuveen Quality Income Muni Fund            common stock   670977107      700          10      Y        X
Nuveen Select Quality Muni Fund            common stock   670973106     1100          17      Y        X
Pepsico, Inc.                              common stock   713448108      500          33      Y        X
Pfizer, Inc.                               common stock   717081103   185581        4202      Y        X
PowerShares Buyback Achiever Port          common stock   73935X286      800          23      Y        X
PowerShares QQQ Trust Series 1             common stock   73935A104      500          34      Y        X
PowerShares Water Resources Portfolio      common stock   73935X575     1000          19      Y        X
PowerShares Wilderhill Clean Energy Port   common stock   73935X500     1000           6      Y        X
Procter & Gamble                           common stock   742718109     1790         120      Y        X
Ryder Systems                              common stock   783549108      500          26      Y        X
SPDR Gold Trust                            common stock   78463V107     5575         904      Y        X
Schlumberger Limited                       common stock   806857108      450          31      Y        X
Target Corporation                         common stock   87612E106      750          44      Y        X
The Bank of New York Mellon Corporation    common stock   064058100   107649        2598      Y        X
Tsakos Energy Navigation Limited           common stock   G9108L108   143232        1243      Y        X
U.S. Bancorp                               common stock   902973304   118327        3749      Y        X
Valero Energy Corporation                  common stock   91913Y100    95620        2464      Y        X
Verizon Communications                     common stock   92343V104   148033        5659      Y        X
Wal-Mart Stores, Inc.                      common stock   931142103    94723        5797      Y        X
Waste Management, Inc.                     common stock   94106L109   158225        5532      Y        X
Zimmer Holdings, Inc.                      common stock   98956P102    63938        4110      Y        X
Red Oak Hereford Farms 4% Cum Convertible  pref stock     756990875     2000           0      Y        X